FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of fair value measurements

	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$81,429	$-	$-	$81,429
Available-for-sale marketable securities	-	77,616	-	77,616
Derivative assets	-	234	-	234

Total financial assets	$81,429	$77,850	$-	$159,279

Financial Liabilities:
Derivative liabilities	$-	$20	$-	$20
Contingent consideration in connection to the acquisitions	-	-	69,715	69,715

Total financial liabilities	$-	$20	$69,715	$69,735

The following table presents financial assets measured at fair value on a recurring basis as of December 31, 2022:

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial Assets:
Derivative assets	$-	$7	$-	$7

Total financial assets	$-	$7	$-	$7

Financial Liabilities:
Derivative liabilities	$-	$239	$-	$239
Contingent consideration in connection to the acquisitions	-	-	63,695	63,695

Total financial liabilities	$-	$239	$63,695	$63,934

Schedule of Business Acquisitions by Acquisition, Contingent Consideration
Fair value as of December 31, 2022	$63,695
Payments of contingent consideration	(13,256)
Changes in fair value of contingent consideration	18,694
Revaluation of acquisition-related contingent consideration	582
Fair value as of December 31, 2023	$69,715